COMPASS EMP FUNDS TRUST

November 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Compass EMP Funds Trust

– Compass EMP Multi-Asset balanced Fund

– Compass EMP Multi-Asset Growth Fund

– Compass EMP Alternative Strategies Fund

Post Effective Amendment No. 26 to the Registration Statement on Form N-1A

(File No. 333-181176, CIK No. 0001547580)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Compass EMP Funds Trust (the “Trust”), on behalf of the Compass EMP Multi-Asset balanced Fund, Compass EMP Multi-Asset Growth Fund, Compass EMP Alternative Strategies Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2014 (SEC Accession No 0000910472-14-004750).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Respectfully,

/s/ James P. Ash

James P. Ash

Assistant Secretary

cc:   JoAnn M. Strasser, Esq.